Earnings (loss) per share - Schedule of income and share data used in basic and diluted earnings (loss) per share computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit (Loss)	$ (109,279)	$ 57,567	$ (40,990)
Weighted average number of shares outstanding for basic EPS (in shares)	867,366,665	248,290,190	225,183,996
Net effect of dilutive stock options (in shares)	0	0	0
Net effect of dilutive warrants (in shares)	0	10,004,114	0
Net effect of vesting of restricted stock (in shares)	0	25,726,711	0
Net effect of conversion of convertible notes (in shares)	0	0	0
Weighted average number of shares outstanding for diluted EPS (in shares)	867,366,665	284,021,015	225,183,996
Basic earnings (loss) per share (in dollars per share)	$ (0.13)	$ 0.23	$ (0.18)
Diluted earnings (loss) per share (in dollars per share)	$ (0.13)	$ 0.20	$ (0.18)
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	8,673,667	2,482,902	2,251,840
Basic earnings (loss) per ADS (in dollars per share)	$ (12.60)	$ 23.19	$ (18.20)
Diluted earnings (loss) per ADS (in dollars per share)	$ (12.60)	$ 20.27	$ (18.20)